Discontinued operations (Tables)	12 Months Ended
Dec. 31, 2013
Discontinued Operations and Disposal Groups [Abstract]
Schedule of Disposal Groups, Including Discontinued Operations, Income Statement, Balance Sheet and Additional Disclosures
The following table presents the results of discontinued operations:

	Year ended December 31,
(In millions of U.S. dollars)	2013	2012	2011

Total operating revenues	—	—	358.3
Total operating expenses	—	—	(329.4)
Net operating income / (loss)	—	—	28.9
Total financial items	—	—	(18.9)
Income from discontinued operations before tax	—	—	10.0
Income taxes	—	—	(6.8)
Income from discontinued operations	—	—	3.2